Warrants (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended																											12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Feb. 28, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Raising Capital Various 2005	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Raising Capital November 2007 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Raising Capital November 2007 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Service providers August 2007	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2009 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2009 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2010 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2010 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] May 2011 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] May 2011 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] August 2011 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] August 2011 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] September 2011 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] September 2011 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2012 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Issuance of Debt [Member] Various 2012 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Referral Fee Program [Member] June 2010 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Referral Fee Program [Member] June 2010 [Member]	Jun. 30, 2013 Warrant [Member] Common Stock [Member] Mortgage Renewal [Member] August 2011 [Member]	Sep. 30, 2012 Warrant [Member] Common Stock [Member] Mortgage Renewal [Member] August 2011 [Member]	Sep. 30, 2012 Warrant [Member] Series A-2 Preferred Stock [Member] Raising Capital Various 2006	Sep. 30, 2012 Warrant [Member] Series A-2 Preferred Stock [Member] Customers January 2006	Sep. 30, 2012 Warrants Issued to Customers and Non-employee Minimum	Sep. 30, 2012 Warrants Issued to Customers and Non-employee Maximum	Aug. 14, 2011 Warrants Issued to Services Providers	Sep. 30, 2010 Warrants Issued for Referral Fees	Sep. 30, 2012 Warrants Issued for Referral Fees	Sep. 30, 2011 Warrants Issued for Referral Fees	Sep. 30, 2012 Warrants Issued With Convertible Debentures	Sep. 30, 2011 Warrants Issued With Convertible Debentures	Sep. 30, 2010 Warrants Issued With Convertible Debentures	Sep. 30, 2011 Fully vested warrants issued in conjunction with the conversion of the 2009 and 2010 Debentures	Sep. 30, 2012 Fully vested warrants issued in conjunction with the conversion of the 2009 and 2010 Debentures Minimum	Sep. 30, 2012 Fully vested warrants issued in conjunction with the conversion of the 2009 and 2010 Debentures Maximum
Class of Warrant or Right [Line Items]
Expiration period																												5 years	7 years	10 years 1 month								5 years	10 years
Value of warrant	$ 435																														$ 67			$ 1,660	$ 969	$ 1,149
Fair value of the warrants recognized as interest expense			$ 454	$ 435																																	$ 340
Warrants granted (In shares)					1,338	2		24	26		324		398		48		32		56		326		20		20	59	3					0	0
Warrants Exercised (In shares)					26				26
Warrants Expired					5	2																					3
Warrants outstanding		1,334	86	86	1,307		24	24		324	324	398	398	48	48	32	32	56	56	326	326	20	20	20	20	59
Exercise price of warrants			13.92	13.92	14.03		12.38	12.38		16.26	16.26	13.25	13.25	16.26	16.26	13.25	13.25	15.00	15.00	15.00	15.00	13.25	13.25	15.00	15.00	7.00